Fair Value of Financial Assets and Liabilities - Financial Instruments at Fair Value (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets at fair value through profit or loss
- Trading assets	€ 63,817	€ 116,748
- non-trading derivatives	2,743	2,231
- assets mandatorily measured at fair value through profit or loss	82,168
- assets designated as at fair value through profit or loss	2,775	4,242
Available-for-sale investments		69,730
Financial assets at fair value through other comprehensive income	31,500
Total	183,004	192,951
Financial liabilities at fair value through profit or loss
- trading liabilities	42,711	73,596
- non-trading derivatives	3,041	2,331
- designated as at fair value through profit or loss	65,122	11,215
Total	110,874	87,142
Level 1 [member]
Financial assets at fair value through profit or loss
- Trading assets	18,202	20,114
- assets mandatorily measured at fair value through profit or loss	70
- assets designated as at fair value through profit or loss	142	319
Available-for-sale investments		65,310
Financial assets at fair value through other comprehensive income	26,864
Total	45,278	85,743
Financial liabilities at fair value through profit or loss
- trading liabilities	5,802	5,770
- designated as at fair value through profit or loss	1,031	1,285
Total	6,833	7,055
Level 2 [member]
Financial assets at fair value through profit or loss
- Trading assets	45,282	95,530
- non-trading derivatives	2,706	2,146
- assets mandatorily measured at fair value through profit or loss	80,928
- assets designated as at fair value through profit or loss	1,713	3,558
Available-for-sale investments		3,940
Financial assets at fair value through other comprehensive income	1,229
Total	131,857	105,174
Financial liabilities at fair value through profit or loss
- trading liabilities	36,656	66,753
- non-trading derivatives	2,970	2,263
- designated as at fair value through profit or loss	63,890	9,829
Total	103,516	78,845
Level 3 [member]
Financial assets at fair value through profit or loss
- Trading assets	333	1,104
- non-trading derivatives	36	85
- assets mandatorily measured at fair value through profit or loss	1,170
- assets designated as at fair value through profit or loss	920	365
Available-for-sale investments		480
Financial assets at fair value through other comprehensive income	3,408
Total	5,868	2,034	€ 2,456
Financial liabilities at fair value through profit or loss
- trading liabilities	253	1,073
- non-trading derivatives	71	68
- designated as at fair value through profit or loss	200	101
Total	€ 525	€ 1,242	€ 1,525